Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 8,072,646	¥ 7,649,435
Fair value of securities and bills accepted as collateral	16,962,246	13,461,458
Fair value of securities sold or repledged to others	¥ 12,935,265	¥ 9,166,534